NOTES PAYABLE - RELATED PARTIES	6 Months Ended
Sep. 30, 2022
Notes Payable - Related Parties
NOTES PAYABLE - RELATED PARTIES

NOTE 8: NOTES PAYABLE - RELATED PARTIES

The Company borrowed funds from Atikin Investments LLC (“Atikin”), an entity managed by our current Chief Executive Officer, to pay for operating expenses. The Company formalized the arrangement on August 1, 2020 when it issued to Atikin a Junior Secured Revolving Promissory Note for a principal amount up to $200,000.

Through December 31, 2020, the Company borrowed a total $57,500 and repaid $35,000 leaving a balance of $22,500. This note had a maturity date of December 15, 2020, which was extended to January 15, 2021. The remaining $22,500 and accrued interest of $1,524 was repaid on January 11, 2021.